Earnings per Share	12 Months Ended
Dec. 31, 2013
Earnings per Share [Abstract]
Earnings Per Share Disclosure

12.  EARNINGS PER SHARE

The following table sets forth the components of the numerator and denominator for the computation of basic and diluted earnings per share for income from continuing operations, discontinued operations and net income attributable to Community Health Systems, Inc. common stockholders (in thousands, except share data):

	Year Ended December 31,
	2013	2012	2011
Numerator:
Income from continuing operations, net of taxes	$242,443	$357,820	$342,864
Less: Income from continuing operations attributable
to noncontrolling interests, net of taxes	76,065	80,163	75,675
Income from continuing operations attributable to
Community Health Systems, Inc. common
stockholders — basic and diluted	$166,378	$277,657	$267,189

Loss from discontinued operations, net of taxes	$(25,175)	$(12,017)	$(65,241)
Less: Loss from discontinued operations attributable
to noncontrolling interests, net of taxes	-	-	-
Loss from discontinued operations attributable to
Community Health Systems, Inc. common
stockholders — basic and diluted	$(25,175)	$(12,017)	$(65,241)

Denominator:
Weighted-average number of shares outstanding — basic	92,633,332	89,242,949	89,966,933
Effect of dilutive securities:
Restricted stock awards	448,567	335,664	327,652
Employee stock options	714,560	212,227	361,554
Other equity-based awards	18,554	16,097	10,209
Weighted-average number of shares outstanding — diluted	93,815,013	89,806,937	90,666,348

	Year Ended December 31,
	2013	2012	2011
Dilutive securities outstanding not included in
the computation of earnings per
share because their effect is antidilutive:
Employee stock options and restricted stock awards	-	7,071,896	6,432,281